Events after the Reporting Period	6 Months Ended
Jun. 30, 2022
Events after the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 8:- EVENTS AFTER THE REPORTING PERIOD

a.	On August 19, 2022, the Company issued 3,211,100 ordinary shares for the exercise of 3,211,100 pre-funded warrants of the Company. The exercised warrants were issued as part of the June 2022 Private Placement financing for gross proceeds of $10,000, which closed on June 1, 2022.

b.	On September 15, 2022, the Company convened an annual general meeting of its shareholders, whereby the shareholders approved to increase to the Company’s share capital to 75,000,000 ordinary shares with no par value.

c.

On September 30, 2022, the Company announced the closing of the acquisition of WellutionTM, a top seller Amazon.com Marketplace account (the “Brand”), American food supplements and cosmetics brand and trademark (the “Acquisition”). In connection with the Acquisition, the Company incorporated a new wholly owned Delaware subsidiary, SciSparc Nutraceuticals Inc., to hold the new assets. The definitive agreement for the acquisition of the Brand was entered into with Merhavit M.R.M Holding and Management Ltd (“M.R.M”).

At the closing, the Company paid a base cash payment of $4,590 and in 12 months following the closing agreed to pay an additional deferred cash payment equal to a multiple of 3 times the amount by which the Brand’s EBITDA exceeds $1,120 during the 12 month period following the closing of the Acquisition.

In addition, the Company issued to M.R.M $15,000 worth of warrants to purchase ordinary shares of the Company at an exercise price of $7.00 per share (with a cashless exercise mechanism) and with an exercise period of five years from the closing of the Acquisition (the “September 2022 Warrants”). The September 2022 Warrants will become exercisable upon the achievement of a milestone of $100,000 of sales of the Brand in the aggregate or when the price of the Company’s ordinary shares closes at $10.00 or above.

d.

On November 17, 2022 the Company invested $1,500 in the Initial Public Offering of Clearmind Medicine Inc. (“Clearmind”) and received 230,769 common shares of Clearmind, resulting in the Company holding 9.33% of share capital of Clearmind.